Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,324,577.00
Previously Paid Amount	0.00
Total Fee Amount	43,989.39
Total Offset Amount	0.00
Net Fee	$ 43,989.39